Income Tax (Details) - Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) [Abstract]
Loss before income taxes	¥ (166,386)	¥ (194,782)
Computed expected tax benefit	(36,744)	(57,997)
Increase/(decrease) in income taxes resulting from:
Non-deductible expenses	8,215	2,909
Additional deduction for research and development expenses	(1,198)	(1,369)
Preferential tax rate	2,060	1,617
Change in valuation allowance	30,934	55,148
Total	¥ 3,267	¥ 308